Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024
KeyCorp [Member]
Disclosure of associates [line items]
Country of incorporation	[1]	United States
Nature of business	[1]	Banking
Ownership percentage	[1]	14.92%
Date of financial statements	[1],[2]	Dec. 31, 2024
Carrying value	[1]	$ 4,065
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[3],[4]	China
Nature of business	[3],[4]	Banking
Ownership percentage	[3],[4]	18.11%
Date of financial statements	[2],[3],[4]	Dec. 31, 2024
Carrying value	[3],[4]	$ 698	$ 658
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[5]	Curacao
Nature of business	[5]	Banking
Ownership percentage	[5]	48.10%
Date of financial statements	[2],[5]	Dec. 31, 2024
Carrying value	[5]	$ 558	$ 527

[1]	On December 27, 2024, the Bank completed the acquisition of an additional 10% ownership interest, bringing the total ownership interest in KeyCorp to 14.92% (refer to Note 20 for further details). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. Based on the quoted price on the New York Stock Exchange, the Bank’s Investment in KeyCorp was $4,257 as at January 31, 2025.
[2]	Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.
[3]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $567 (October 31, 2024 – $570). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at January 31, 2025 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no impairment as at January 31, 2025 (October 31, 2024 – $343).
[4]	The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.
[5]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of January 31, 2025, these reserves amounted to $77 (October 31, 2024 – $74).